Related Party Transactions (Details) - Schedule of Related Party Transactions - Chief Executive Officer (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Balance	$ 557,703	$ 582,682	$ 470,443
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Balance	100,000	114,434	211,800	278,800
Monies owed	7,679
Monies paid	$ (22,113)	$ (184,435)	$ (79,500)